Tax Expense (Details) - Schedule of Tax Expenses - MYR (RM)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax
- Current period/year provision	RM 221,207	RM 3,570,982
- Under/(Over) provision in prior period	16,560
Income tax	237,767	3,570,982
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(9,622,771)	(6,062,764)
- Over provision in prior period	(3,542,190)	(14,160)
Deferred tax	(13,164,961)	(6,076,924)
Income tax deferred tax	RM (12,927,194)	RM (2,505,942)